Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2025	Dec. 27, 2025	Dec. 27, 2025 USD ($) $ / shares	Dec. 28, 2024 USD ($) $ / shares	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table presents specified executive compensation and financial performance measures for the Company’s five most recently completed fiscal years.

Year	Summary Compensation Table Total for PEO (Henderson)	Compensation Actually Paid to PEO (Henderson) (1)	Summary Compensation Table Total for PEO (Heinzmann)	Compensation Actually Paid to PEO (Heinzmann) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (5)	Adjusted Earnings Per Share (6)
							Total Shareholder Return	Peer Group Total Shareholder Return (4)
2025	$19,595,398	$25,231,733	$831,485	($342,042)	$3,909,051	$3,895,752	$104.32	$236.57	($71.7)	$10.69
2024	N/A	N/A	$6,305,684	$3,800,367	$2,088,026	$1,408,345	$96.01	$176.57	$100.2	$7.97
2023	N/A	N/A	$6,641,506	$8,714,124	$2,044,741	$2,860,318	$107.85	$132.15	$259.5	$11.75
2022	N/A	N/A	$6,932,546	$1,230,392	$2,268,933	$327,118	$87.89	$103.42	$373.3	$17.26
2021	N/A	N/A	$6,170,131	$10,569,353	$2,155,166	$3,602,524	$124.46	$125.35	$283.8	$12.88

(1)
The table below outlines the amounts included as additions and deductions in the calculation of Compensation Actually Paid (CAP) for our Principal Executive Officer (PEO), Gregory N. Henderson, our current Chief Executive Officer who was a PEO during 2025 but not during fiscal years 2024, 2023, 2022, or 2021.

Year	Reported Summary Compensation Table total for PEO (Henderson)	Reported Value of Equity Awards			Equity Award Adjustments (a)			Compensation Actually Paid to PEO (Henderson)
	($)	($) Stock Awards - PSUs (b)	($) Stock Awards - RSUs (c)	($) Option Awards (d)	($) Stock Awards - PSUs (e)	($) Stock Awards (f)	($) Option Awards (g)	($)
2025	$19,595,398	$14,545,184	$2,275,057	N/A	$19,054,202	$3,407,774	($5,400)	$25,231,733
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a)
The methodology for estimating the fair value of performance share awards at each applicable measurement date is consistent with the Monte Carlo methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2025 Annual Reports on Form 10-K. The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2025 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2025 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 1.78 to 3.86 years.

(b)
The reported value of performance share awards represents the grant date fair value of performance share awards as reported in the “Stock Awards - PSUs” column of the Summary Compensation Table for each applicable year, and includes dividend equivalents on unvested shares if applicable to that award.

(c)
The reported value of restricted stock awards represents the grant date fair value of restricted stock awards as reported in the “Stock Awards - RSUs” column of the Summary Compensation Table for each applicable year, and includes dividend equivalents on unvested shares if applicable to that award.

(d)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(e)	The performance share equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $19,054,202
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No PSUs were granted in prior years.)

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: (No PSUs were granted in prior years.)

(f)	The restricted stock equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $3,407,430
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $12,915

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($12,571)

(g)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.)

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $5,067

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($10,467)

(2)
The table below outlines the amounts included as additions and deductions in the calculation of Compensation Actually Paid (CAP) for our Principal Executive Officer (PEO), David W. Heinzmann, our former Chief Executive Officer who was a PEO during all the fiscal years in the table.

Year	Reported Summary Compensation Table total for PEO (Heinzmann)	Reported Value of Equity Awards		Equity Award Adjustments (a)		Compensation Actually Paid to PEO (Heinzmann)
	($)	($) Stock Awards - RSUs (b)	($) Option Awards (c)	($) Stock Awards - RSUs (d)	($) Option Awards (e)	($)
2025	$831,485	N/A	N/A	($399,525)	($774,002)	($342,042)
2024	$6,305,684	$2,459,382	$2,419,233	$1,988,796	$384,502	$3,800,367
2023	$6,641,506	$2,291,379	$2,304,434	$3,184,473	$3,483,958	$8,714,124
2022	$6,932,546	$1,960,305	$1,984,294	$361,791	($2,119,346)	$1,230,392
2021	$6,170,131	$1,715,931	$1,396,152	$2,936,037	$4,575,268	$10,569,353

(a)
The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2025 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2025 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.50 to 4.02 years.
(b)
The reported value of restricted stock awards represents the grant date fair value of restricted stock awards as reported in the “Stock Awards - RSUs” column of the Summary Compensation Table for each applicable year.

(c)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(d)	The restricted stock equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: (No RSUs were granted in the current fiscal year.); 2024: $2,547,919; 2023: $2,564,562; 2022: $1,870,840; 2021: $2,027,364

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No RSUs were outstanding and unvested at the end of the fiscal year.); 2024: ($274,643); 2023: $382,942; 2022: ($780,780); 2021: $673,996;

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: $($399,525); 2024: ($284,480); 2023: $236,969; 2022: ($728,269); 2021: $234,677

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.); 2024: $2,074,960; 2023: $2,656,968; 2022: $1,816,846; 2021: $1,856,699

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.); 2024: ($1,065,770); 2023: $396,935; 2022: ($1,904,221); 2021: $2,124,028

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($774,002); 2024: ($624,688); 2023: $430,055; 2022: ($2,031,971); 2021: $594,541

(3)	The table below outlines the amounts included as additions and deductions in the calculation of compensation actually paid (CAP) for Non-PEO NEOs.

Year	Reported Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards			Equity Award Adjustments (a)			Compensation Actually Paid to Non-PEO NEOs
	($)	($) Stock Awards - PSUs (b)	($) Stock Awards - RSUs (c)	($) Option Awards (d)	($) Stock Awards - PSUs (e)	($) Stock Awards - RSUs (f)	($) Option Awards (g)	($)
2025(h)	$3,909,051	$981,628	$1,173,316	N/A	$1,329,607	$1,002,352	($190,314)	$3,895,752
2024(i)	$2,088,026	N/A	$655,283	$644,564	N/A	$529,439	$90,727	$1,408,345
2023(j)	$2,044,741	N/A	$590,901	$594,262	N/A	$874,386	$1,126,354	$2,860,318
2022(k)	$2,268,933	N/A	$536,076	$542,601	N/A	($29,073)	($834,065)	$327,118
2021(l)	$2,155,166	N/A	$649,769	$428,533	N/A	$1,067,878	$1,457,782	$3,602,524

(a)
The methodology for estimating the fair value of performance share awards at each applicable measurement date is consistent with the Monte Carlo methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2025 Annual Reports on

Form 10-K. The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2025 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2025 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.50 to 4.02 years.
(b)
The reported value of performance share awards represents the grant date fair value of performance share awards as reported in the “Stock Awards - PSUs” column of the Summary Compensation Table for each applicable year, and includes dividend equivalents on unvested shares if applicable to that award.

(c)
The reported value of restricted stock awards represents the grant date fair value of restricted stock awards as reported in the “Stock Awards - RSUs” column of the Summary Compensation Table for each applicable year, and includes dividend equivalents on unvested shares if applicable to that award.

(d)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(e)	The performance share equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $1,329,607
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No PSUs were granted in prior years.)

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: (No PSUs were granted in prior years.)

(f)	The restricted stock equity award adjustments for stock in each applicable year include the addition (or subtraction, as applicable) of the following
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $1,081,732; 2024: $678,873; 2023: $661,349; 2022: $511,609; 2021: $771,458

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $30,902 2024: ($71,744); 2023: $115,945; 2022: ($339,626); 2021: $235,855

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($36,892); 2024: ($77,690); 2023: $97,092; 2022: ($201,056); 2021: $60,565

(iv)
for all awards granted in prior years that failed to meet vesting conditions in the applicable year, the amount equal to the reduction in fair value due to forfeiture compared to the estimated fair value from the prior fiscal year; 2025: ($73,390)

(g)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.); 2024: $552,838; 2023: $685,173; 2022: $496,813; 2021: $572,479

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $26,160; 2024: ($289,131); 2023: $110,705; 2022: ($795,064); 2021: $731,620

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($159,212); 2024: ($172,980); 2023: $330,476; 2022: ($535,814); 2021: $153,683

(iv)
for all awards granted in prior years that failed to meet vesting conditions in the applicable year, the amount equal to the reduction in fair value due to forfeiture compared to the estimated fair value from the prior fiscal year; 2025: ($57,262)

(h)	For fiscal year 2025, the following NEOs are included in the calculation: Abhishek Khandelwal, Meenal A. Sethna, Ryan K. Stafford, Chad Marak, Deepak Nayar, and Peter Kim
(i)	For fiscal year 2024, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Chad Marak, and Deepak Nayar
(j)	For fiscal year 2023, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(k)	For fiscal year 2022, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(l)	For fiscal year 2021, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(4)
For years 2021 – 2025, the Peer Group used for Total Shareholder Return (TSR) is the group of companies consisting of the Dow Jones Electrical Components and Equipment Industry Group Index consistent with the peer group as disclosed in Item 5 in our 2025 Annual Report on Form 10-K.

(5)	Net (Loss) Income is shown in millions, as reported in our 2025 Annual Report on Form 10-K.
(6)	Company Selected Measure used is Adjusted Earnings Per Share. Adjusted Earnings Per Share (AIP EPS) is calculated as described for “AIP EPS” in footnote 1 on page 35.

Company Selected Measure Name			Adjusted Earnings Per Share
Named Executive Officers, Footnote
(1)
The table below outlines the amounts included as additions and deductions in the calculation of Compensation Actually Paid (CAP) for our Principal Executive Officer (PEO), Gregory N. Henderson, our current Chief Executive Officer who was a PEO during 2025 but not during fiscal years 2024, 2023, 2022, or 2021.

(2)
The table below outlines the amounts included as additions and deductions in the calculation of Compensation Actually Paid (CAP) for our Principal Executive Officer (PEO), David W. Heinzmann, our former Chief Executive Officer who was a PEO during all the fiscal years in the table.

(h)	For fiscal year 2025, the following NEOs are included in the calculation: Abhishek Khandelwal, Meenal A. Sethna, Ryan K. Stafford, Chad Marak, Deepak Nayar, and Peter Kim
(i)	For fiscal year 2024, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Chad Marak, and Deepak Nayar
(j)	For fiscal year 2023, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(k)	For fiscal year 2022, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(l)	For fiscal year 2021, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar

Peer Group Issuers, Footnote
(4)
For years 2021 – 2025, the Peer Group used for Total Shareholder Return (TSR) is the group of companies consisting of the Dow Jones Electrical Components and Equipment Industry Group Index consistent with the peer group as disclosed in Item 5 in our 2025 Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote
(1)
The table below outlines the amounts included as additions and deductions in the calculation of Compensation Actually Paid (CAP) for our Principal Executive Officer (PEO), Gregory N. Henderson, our current Chief Executive Officer who was a PEO during 2025 but not during fiscal years 2024, 2023, 2022, or 2021.

Year	Reported Summary Compensation Table total for PEO (Henderson)	Reported Value of Equity Awards			Equity Award Adjustments (a)			Compensation Actually Paid to PEO (Henderson)
	($)	($) Stock Awards - PSUs (b)	($) Stock Awards - RSUs (c)	($) Option Awards (d)	($) Stock Awards - PSUs (e)	($) Stock Awards (f)	($) Option Awards (g)	($)
2025	$19,595,398	$14,545,184	$2,275,057	N/A	$19,054,202	$3,407,774	($5,400)	$25,231,733
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a)
The methodology for estimating the fair value of performance share awards at each applicable measurement date is consistent with the Monte Carlo methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2025 Annual Reports on Form 10-K. The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2025 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2025 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 1.78 to 3.86 years.

(b)
The reported value of performance share awards represents the grant date fair value of performance share awards as reported in the “Stock Awards - PSUs” column of the Summary Compensation Table for each applicable year, and includes dividend equivalents on unvested shares if applicable to that award.

(c)
The reported value of restricted stock awards represents the grant date fair value of restricted stock awards as reported in the “Stock Awards - RSUs” column of the Summary Compensation Table for each applicable year, and includes dividend equivalents on unvested shares if applicable to that award.

(d)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(e)	The performance share equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $19,054,202
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No PSUs were granted in prior years.)

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: (No PSUs were granted in prior years.)

(f)	The restricted stock equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $3,407,430
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $12,915

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($12,571)

(g)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.)

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $5,067

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($10,467)

(2)
The table below outlines the amounts included as additions and deductions in the calculation of Compensation Actually Paid (CAP) for our Principal Executive Officer (PEO), David W. Heinzmann, our former Chief Executive Officer who was a PEO during all the fiscal years in the table.

Year	Reported Summary Compensation Table total for PEO (Heinzmann)	Reported Value of Equity Awards		Equity Award Adjustments (a)		Compensation Actually Paid to PEO (Heinzmann)
	($)	($) Stock Awards - RSUs (b)	($) Option Awards (c)	($) Stock Awards - RSUs (d)	($) Option Awards (e)	($)
2025	$831,485	N/A	N/A	($399,525)	($774,002)	($342,042)
2024	$6,305,684	$2,459,382	$2,419,233	$1,988,796	$384,502	$3,800,367
2023	$6,641,506	$2,291,379	$2,304,434	$3,184,473	$3,483,958	$8,714,124
2022	$6,932,546	$1,960,305	$1,984,294	$361,791	($2,119,346)	$1,230,392
2021	$6,170,131	$1,715,931	$1,396,152	$2,936,037	$4,575,268	$10,569,353

(a)
The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2025 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2025 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.50 to 4.02 years.
(b)
The reported value of restricted stock awards represents the grant date fair value of restricted stock awards as reported in the “Stock Awards - RSUs” column of the Summary Compensation Table for each applicable year.

(c)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(d)	The restricted stock equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: (No RSUs were granted in the current fiscal year.); 2024: $2,547,919; 2023: $2,564,562; 2022: $1,870,840; 2021: $2,027,364

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No RSUs were outstanding and unvested at the end of the fiscal year.); 2024: ($274,643); 2023: $382,942; 2022: ($780,780); 2021: $673,996;

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: $($399,525); 2024: ($284,480); 2023: $236,969; 2022: ($728,269); 2021: $234,677

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.); 2024: $2,074,960; 2023: $2,656,968; 2022: $1,816,846; 2021: $1,856,699

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.); 2024: ($1,065,770); 2023: $396,935; 2022: ($1,904,221); 2021: $2,124,028

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($774,002); 2024: ($624,688); 2023: $430,055; 2022: ($2,031,971); 2021: $594,541

Non-PEO NEO Average Total Compensation Amount			$ 3,909,051	$ 2,088,026	$ 2,044,741	$ 2,268,933	$ 2,155,166
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,895,752	1,408,345	2,860,318	327,118	3,602,524
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The table below outlines the amounts included as additions and deductions in the calculation of compensation actually paid (CAP) for Non-PEO NEOs.

Year	Reported Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards			Equity Award Adjustments (a)			Compensation Actually Paid to Non-PEO NEOs
	($)	($) Stock Awards - PSUs (b)	($) Stock Awards - RSUs (c)	($) Option Awards (d)	($) Stock Awards - PSUs (e)	($) Stock Awards - RSUs (f)	($) Option Awards (g)	($)
2025(h)	$3,909,051	$981,628	$1,173,316	N/A	$1,329,607	$1,002,352	($190,314)	$3,895,752
2024(i)	$2,088,026	N/A	$655,283	$644,564	N/A	$529,439	$90,727	$1,408,345
2023(j)	$2,044,741	N/A	$590,901	$594,262	N/A	$874,386	$1,126,354	$2,860,318
2022(k)	$2,268,933	N/A	$536,076	$542,601	N/A	($29,073)	($834,065)	$327,118
2021(l)	$2,155,166	N/A	$649,769	$428,533	N/A	$1,067,878	$1,457,782	$3,602,524

(a)
The methodology for estimating the fair value of performance share awards at each applicable measurement date is consistent with the Monte Carlo methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2025 Annual Reports on

Form 10-K. The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2025 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2025 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.50 to 4.02 years.
(b)
The reported value of performance share awards represents the grant date fair value of performance share awards as reported in the “Stock Awards - PSUs” column of the Summary Compensation Table for each applicable year, and includes dividend equivalents on unvested shares if applicable to that award.

(c)
The reported value of restricted stock awards represents the grant date fair value of restricted stock awards as reported in the “Stock Awards - RSUs” column of the Summary Compensation Table for each applicable year, and includes dividend equivalents on unvested shares if applicable to that award.

(d)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(e)	The performance share equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $1,329,607
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No PSUs were granted in prior years.)

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: (No PSUs were granted in prior years.)

(f)	The restricted stock equity award adjustments for stock in each applicable year include the addition (or subtraction, as applicable) of the following
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $1,081,732; 2024: $678,873; 2023: $661,349; 2022: $511,609; 2021: $771,458

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $30,902 2024: ($71,744); 2023: $115,945; 2022: ($339,626); 2021: $235,855

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($36,892); 2024: ($77,690); 2023: $97,092; 2022: ($201,056); 2021: $60,565

(iv)
for all awards granted in prior years that failed to meet vesting conditions in the applicable year, the amount equal to the reduction in fair value due to forfeiture compared to the estimated fair value from the prior fiscal year; 2025: ($73,390)

(g)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.); 2024: $552,838; 2023: $685,173; 2022: $496,813; 2021: $572,479

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $26,160; 2024: ($289,131); 2023: $110,705; 2022: ($795,064); 2021: $731,620

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($159,212); 2024: ($172,980); 2023: $330,476; 2022: ($535,814); 2021: $153,683

(iv)
for all awards granted in prior years that failed to meet vesting conditions in the applicable year, the amount equal to the reduction in fair value due to forfeiture compared to the estimated fair value from the prior fiscal year; 2025: ($57,262)

(h)	For fiscal year 2025, the following NEOs are included in the calculation: Abhishek Khandelwal, Meenal A. Sethna, Ryan K. Stafford, Chad Marak, Deepak Nayar, and Peter Kim
(i)	For fiscal year 2024, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Chad Marak, and Deepak Nayar
(j)	For fiscal year 2023, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(k)	For fiscal year 2022, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(l)	For fiscal year 2021, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The most important Financial Performance measures used by the Company to link Compensation Actually Paid to Company Performance for the most recently completed fiscal year for PEOs and Non-PEO NEOs are as follows:
(i)	Adjusted Earnings Per Share
(ii)	Corporate Sales
(iii)	Cash from Operations

Total Shareholder Return Amount			$ 104.32	96.01	107.85	87.89	124.46
Peer Group Total Shareholder Return Amount			236.57	176.57	132.15	103.42	125.35
Net Income (Loss)			$ (71,700,000)	$ 100,200,000	$ 259,500,000	$ 373,300,000	$ 283,800,000
Company Selected Measure Amount | $ / shares			10.69	7.97	11.75	17.26	12.88
PEO Name	David W. Heinzmann	Gregory N. Henderson		David W. Heinzmann	David W. Heinzmann	David W. Heinzmann	David W. Heinzmann
Equity Awards Adjustments, Footnote
(e)	The performance share equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $19,054,202
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No PSUs were granted in prior years.)

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: (No PSUs were granted in prior years.)

(f)	The restricted stock equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $3,407,430
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $12,915

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($12,571)

(g)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.)

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $5,067

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($10,467)

(d)	The restricted stock equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: (No RSUs were granted in the current fiscal year.); 2024: $2,547,919; 2023: $2,564,562; 2022: $1,870,840; 2021: $2,027,364

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No RSUs were outstanding and unvested at the end of the fiscal year.); 2024: ($274,643); 2023: $382,942; 2022: ($780,780); 2021: $673,996;

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: $($399,525); 2024: ($284,480); 2023: $236,969; 2022: ($728,269); 2021: $234,677

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.); 2024: $2,074,960; 2023: $2,656,968; 2022: $1,816,846; 2021: $1,856,699

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.); 2024: ($1,065,770); 2023: $396,935; 2022: ($1,904,221); 2021: $2,124,028

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($774,002); 2024: ($624,688); 2023: $430,055; 2022: ($2,031,971); 2021: $594,541

(e)	The performance share equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)	the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $1,329,607
(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: (No PSUs were granted in prior years.)

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: (No PSUs were granted in prior years.)

(f)	The restricted stock equity award adjustments for stock in each applicable year include the addition (or subtraction, as applicable) of the following
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2025: $1,081,732; 2024: $678,873; 2023: $661,349; 2022: $511,609; 2021: $771,458

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $30,902 2024: ($71,744); 2023: $115,945; 2022: ($339,626); 2021: $235,855

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($36,892); 2024: ($77,690); 2023: $97,092; 2022: ($201,056); 2021: $60,565

(iv)
for all awards granted in prior years that failed to meet vesting conditions in the applicable year, the amount equal to the reduction in fair value due to forfeiture compared to the estimated fair value from the prior fiscal year; 2025: ($73,390)

(g)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are outstanding and unvested as of each year; 2025: (No option awards were granted in the current fiscal year.); 2024: $552,838; 2023: $685,173; 2022: $496,813; 2021: $572,479

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2025: $26,160; 2024: ($289,131); 2023: $110,705; 2022: ($795,064); 2021: $731,620

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2025: ($159,212); 2024: ($172,980); 2023: $330,476; 2022: ($535,814); 2021: $153,683

(iv)
for all awards granted in prior years that failed to meet vesting conditions in the applicable year, the amount equal to the reduction in fair value due to forfeiture compared to the estimated fair value from the prior fiscal year; 2025: ($57,262)

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name			Corporate Sales
Measure:: 3
Pay vs Performance Disclosure
Name			Cash from Operations
Gregory N. Henderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 19,595,398
PEO Actually Paid Compensation Amount			25,231,733
David W. Heinzmann [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			831,485	$ 6,305,684	$ 6,641,506	$ 6,932,546	$ 6,170,131
PEO Actually Paid Compensation Amount			$ (342,042)	3,800,367	8,714,124	1,230,392	10,569,353
PEO [Member] | Gregory N. Henderson [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum			1 year 9 months 10 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum			3 years 10 months 9 days
PEO [Member] | Gregory N. Henderson [Member] | Reported Value of Stock Awards Performance Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (14,545,184)
PEO [Member] | Gregory N. Henderson [Member] | Reported Value of Stock Awards Restricted Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,275,057)
PEO [Member] | Gregory N. Henderson [Member] | Equity Stock Award Adjustments Performance Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,054,202
PEO [Member] | Gregory N. Henderson [Member] | Equity Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,407,774
PEO [Member] | Gregory N. Henderson [Member] | Equity Option Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,400)
PEO [Member] | Gregory N. Henderson [Member] | Performance Share Equity Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,054,202
PEO [Member] | Gregory N. Henderson [Member] | Performance Share Equity Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO [Member] | Gregory N. Henderson [Member] | Performance Share Equity Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO [Member] | Gregory N. Henderson [Member] | Restricted Stock Equity Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,407,430
PEO [Member] | Gregory N. Henderson [Member] | Restricted Stock Equity Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,915
PEO [Member] | Gregory N. Henderson [Member] | Restricted Stock Equity Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,571)
PEO [Member] | Gregory N. Henderson [Member] | Option Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO [Member] | Gregory N. Henderson [Member] | Option Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,067
PEO [Member] | Gregory N. Henderson [Member] | Option Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (10,467)
PEO [Member] | David W. Heinzmann [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum			6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum			4 years 7 days
PEO [Member] | David W. Heinzmann [Member] | Reported Value of Stock Awards Restricted Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,459,382)	(2,291,379)	(1,960,305)	(1,715,931)
PEO [Member] | David W. Heinzmann [Member] | Equity Stock Award Adjustments Restricted Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (399,525)	1,988,796	3,184,473	361,791	2,936,037
PEO [Member] | David W. Heinzmann [Member] | Equity Option Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(774,002)	384,502	3,483,958	(2,119,346)	4,575,268
PEO [Member] | David W. Heinzmann [Member] | Restricted Stock Equity Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,547,919	2,564,562	1,870,840	2,027,364
PEO [Member] | David W. Heinzmann [Member] | Restricted Stock Equity Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(274,643)	382,942	(780,780)	673,996
PEO [Member] | David W. Heinzmann [Member] | Restricted Stock Equity Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(399,525)	(284,480)	236,969	(728,269)	234,677
PEO [Member] | David W. Heinzmann [Member] | Option Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,074,960	2,656,968	1,816,846	1,856,699
PEO [Member] | David W. Heinzmann [Member] | Option Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,065,770)	396,935	(1,904,221)	2,124,028
PEO [Member] | David W. Heinzmann [Member] | Option Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (774,002)	(624,688)	430,055	(2,031,971)	594,541
PEO [Member] | David W. Heinzmann [Member] | Reported Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,419,233)	(2,304,434)	(1,984,294)	(1,396,152)
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum			6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum			4 years 7 days
Non-PEO NEO [Member] | Reported Value of Stock Awards Performance Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (981,628)
Non-PEO NEO [Member] | Reported Value of Stock Awards Restricted Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,173,316)	(655,283)	(590,901)	(536,076)	(649,769)
Non-PEO NEO [Member] | Equity Stock Award Adjustments Performance Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,329,607
Non-PEO NEO [Member] | Equity Stock Award Adjustments Restricted Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,002,352	529,439	874,386	(29,073)	1,067,878
Non-PEO NEO [Member] | Equity Option Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(190,314)	90,727	1,126,354	(834,065)	1,457,782
Non-PEO NEO [Member] | Performance Share Equity Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,329,607
Non-PEO NEO [Member] | Performance Share Equity Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO [Member] | Performance Share Equity Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO [Member] | Restricted Stock Equity Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,081,732	678,873	661,349	511,609	771,458
Non-PEO NEO [Member] | Restricted Stock Equity Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,902	(71,744)	115,945	(339,626)	235,855
Non-PEO NEO [Member] | Restricted Stock Equity Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(36,892)	(77,690)	97,092	(201,056)	60,565
Non-PEO NEO [Member] | Option Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	552,838	685,173	496,813	572,479
Non-PEO NEO [Member] | Option Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,160	(289,131)	110,705	(795,064)	731,620
Non-PEO NEO [Member] | Option Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(159,212)	(172,980)	330,476	(535,814)	153,683
Non-PEO NEO [Member] | Reported Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (644,564)	$ (594,262)	$ (542,601)	$ (428,533)
Non-PEO NEO [Member] | Restricted Stock Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(73,390)
Non-PEO NEO [Member] | Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (57,262)